Subsidiary undertakings (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiary undertakings [Abstract]
Disclosure of subsidiaries [text block]
Details of the subsidiaries and joint operations of the Group are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina Limited (Bermuda)	100%
	GeoPark Argentina Limited – Argentinean Branch	100% (a)
	GeoPark Latin America Limited (Bermuda)	100%
	GeoPark Latin America Limited – Agencia en Chile	100% (a)
	GeoPark S.A. (Chile)	100% (a) (b)
	GeoPark Brazil Exploração y Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Chile S.A. (Chile)	80% (a) (c)
	GeoPark Fell S.p.A. (Chile)	80% (a) (c)
	GeoPark Magallanes Limitada (Chile)	80% (a) (c)
	GeoPark TdF S.A. (Chile)	68.8% (a) (d)
	GeoPark Colombia S.A. (Chile)	100% (a) (b)
	GeoPark Colombia SAS (Colombia)	80% (a) (c)
	GeoPark Latin America S.L.U. (Spain)	100% (a)
	GeoPark Colombia Coöperatie U.A. (The Netherlands)	80% (a) (c)
	GeoPark S.A.C. (Peru)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Operadora del Perú S.A.C. (Peru)	100% (a)
	GeoPark Peru S.L.U. (Spain)	100% (a)
	GeoPark Brazil S.L.U. (Spain)	100% (a)
	GeoPark Colombia E&;P S.A.(Panama)	100% (a) (b)
	GeoPark Colombia E&;P Sucursal Colombia (Colombia)	100% (a) (b)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (b)
	Ogarrio E&;P S.A.P.I. de C.V. (Mexico)	51% (a) (b)
	GeoPark (UK) Limited (United Kingdom)	100%
Joint operations	Tranquilo Block (Chile)	50% (e)
	Flamenco Block (Chile)	50% (e)
	Campanario Block (Chile)	50% (e)
	Isla Norte Block (Chile)	60% (e)
	Yamu/Carupana Block (Colombia)	89.5%/100% (e)
	Llanos 34 Block (Colombia)	45% (e)
	Llanos 32 Block (Colombia)	12.5%
	CPO-4 Block (Colombia)	50% (e)
	Puelen Block (Argentina)	18%
	Sierra del Nevado Block (Argentina)	18%
	CN-V Block (Argentina)	50% (e)
	Manati Field (Brazil)	10%

(a)	Indirectly owned.
(b)	Dormant companies.
(c)	LG International has 20% interest.
(d)	LG International has 20% interest through GeoPark Chile S.A. and a 14% direct interest, totaling 31.2%.
(e)	GeoPark is the operator.